Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–164.37%(a)
Alabama–2.78%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 6,045	$ 6,985,058
Alabaster (City of), AL Board of Education;
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2039	1,580	1,810,174
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2044	1,580	1,803,523
Birmingham (City of), AL Airport Authority; Series 2010, RB (INS -AGM)(b)	5.25%	07/01/2030	3,350	3,418,039
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	300	335,400
Birmingham (City of), AL Water Works Board;
Series 2011, RB (INS -AGM)(b)(c)	5.00%	01/01/2036	1,815	1,891,212
Series 2016 B, Ref. RB	5.00%	01/01/2043	1,565	1,834,712
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (d)	5.50%	01/01/2043	1,600	1,147,792
Lower Alabama Gas District (The); Series 2016 A, RB (c)	5.00%	09/01/2046	3,300	4,652,571
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (e)	5.25%	05/01/2044	1,045	1,203,192
				25,081,673
Alaska–0.67%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	5,730	6,096,892
Arizona–4.67%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS -AGM)(b)	5.00%	03/01/2041	435	452,691
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,735	3,100,752
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	4.25%	01/01/2039	2,000	2,139,280
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB (e)	5.25%	07/01/2047	1,470	1,518,304
Arizona (State of) Lottery Revenue; Series 2019, Ref. RB	5.00%	07/01/2029	1,250	1,628,625
Arizona (State of) Transportation Board; Series 2011 A, Ref. RB (c)	5.00%	07/01/2036	4,095	4,342,748
City of Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	3,815	4,648,845
Glendale (City of), AZ Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	750	761,512
Series 2010, RB	5.13%	05/15/2040	1,500	1,523,190
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,320	1,441,968
Series 2017, Ref. RB	5.00%	11/15/2045	1,125	1,200,150
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB (e)	5.00%	07/01/2054	280	307,098
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	1,485	1,512,666
Phoenix (City of), AZ Industrial Development Authority (Career Success Schools);
Series 2009, RB	7.00%	01/01/2029	735	736,948
Series 2009, RB	7.00%	01/01/2039	835	836,962
Series 2009, RB	7.13%	01/01/2045	790	791,833
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (e)	6.50%	07/01/2034	630	728,601
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	3,870	4,123,291
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix Civic Improvement Corp.;
Series 2017 A, RB (f)	5.00%	07/01/2042	$ 1,955	$ 2,300,664
Series 2017 A, RB (f)	5.00%	07/01/2047	3,135	3,666,351
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (e)	5.38%	07/01/2052	1,505	1,558,247
Pima (County of), AZ Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	550	565,241
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	2,015	2,308,283
				42,194,250
Arkansas–0.17%
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	1,420	1,577,890
California–15.59%
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements); Series 1997 C, RB (INS -AGM)(b)(g)	0.00%	09/01/2020	2,630	2,604,358
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB (c)	5.00%	04/01/2056	3,150	3,747,839
Series 2017, Ref. RB	4.00%	04/01/2037	2,800	3,165,288
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (g)	0.00%	08/01/2028	1,050	898,569
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (g)	0.00%	06/01/2055	13,950	841,464
California (State of);
Series 2010, GO Bonds	5.50%	03/01/2040	5,090	5,143,903
Series 2012, GO Bonds	5.25%	04/01/2035	4,665	5,102,624
Series 2012, GO Bonds	5.00%	04/01/2042	3,430	3,724,706
Series 2012, Ref. GO Bonds	5.25%	02/01/2030	730	794,342
Series 2012, Ref. GO Bonds	5.00%	02/01/2032	2,300	2,489,428
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	1,000	1,148,290
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (e)	5.00%	04/01/2049	1,060	1,178,444
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2035	1,595	1,937,526
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB (f)	5.00%	12/31/2038	1,885	2,233,555
Series 2018 A, RB (f)	5.00%	12/31/2043	2,550	2,988,141
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB (f)	4.00%	07/15/2029	845	959,506
California (State of) Pollution Control Finance Authority;
Series 2012, RB (e)(f)	5.00%	07/01/2027	1,740	1,890,179
Series 2012, RB (e)(f)	5.00%	07/01/2030	2,025	2,186,048
Series 2012, RB (e)(f)	5.00%	07/01/2037	4,445	4,754,194
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	1,080	1,194,372
Series 2016 A, RB (e)	5.00%	12/01/2041	1,715	1,921,760
Series 2016 A, RB (e)	5.25%	12/01/2056	1,275	1,435,982
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	565	566,000
East Bay Municipal Utility District; Series 2010 A, Ref. RB (c)	5.00%	06/01/2036	5,795	5,913,682
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS -AGM)(b)(g)	0.00%	01/15/2034	5,235	3,593,985
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	1,725	1,935,778
Series 2015 A, Ref. RB	5.00%	06/01/2040	5,000	5,788,800
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	930	956,886
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	3,235	3,328,524
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Airports; Series 2015 D, RB (f)	5.00%	05/15/2036	$ 1,375	$ 1,591,246
Los Angeles (City of), CA Department of Water & Power;
Series 2012 B, RB	5.00%	07/01/2037	1,000	1,098,120
Series 2012 B, RB (c)	5.00%	07/01/2043	6,500	7,123,870
Mt. San Antonio Community College District (Election 2008); Series 2013 A, GO Bonds (h)	6.25%	08/01/2043	2,550	2,538,398
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2049	785	920,766
Sacramento (County of), CA; Series 2010, RB	5.00%	07/01/2040	2,750	2,807,695
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,800	3,082,996
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds (c)	5.00%	08/01/2036	8,460	9,036,295
San Diego (County of), CA Regional Airport Authority; Series 2010 A, RB (i)	5.00%	07/01/2034	525	537,406
San Francisco (City & County of), CA Airport Commission;
Series 2010 F, RB (i)(j)	5.00%	05/01/2020	5	5,083
Series 2010 F, RB	5.00%	05/01/2040	995	1,010,403
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. RB (f)	5.00%	05/01/2025	1,210	1,276,356
Series 2011 F, Ref. RB (f)	5.00%	05/01/2026	2,420	2,552,350
Series 2019 A, Ref. RB (f)	5.00%	05/01/2036	1,485	1,839,098
Series 2019 A, Ref. RB (f)	5.00%	05/01/2039	2,980	3,656,549
San Francisco (City & County of), CA Public Utilities Commission; Series 2012, RB (i)(j)	5.00%	05/01/2022	3,800	4,168,828
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB (c)	5.00%	11/01/2036	5,250	5,641,598
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	835	923,852
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (g)	0.00%	06/01/2041	4,410	1,323,176
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (c)	5.25%	07/01/2029	1,950	2,078,934
University of California; Series 2018 AZ, Ref. RB (c)	4.00%	05/15/2048	3,075	3,457,499
Vernon (City of), CA; Series 2009 A, RB	5.13%	08/01/2021	805	817,083
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS -NATL)(b)(g)	0.00%	08/01/2025	1,485	1,351,899
Series 2005, GO Bonds (INS -NATL)(b)(g)	0.00%	08/01/2026	1,350	1,200,150
West Sacramento (City of), CA Financing Authority; Series 2006 A, RB (INS -SGI)(b)	5.00%	09/01/2026	2,480	2,938,602
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds (g)	0.00%	08/01/2032	4,650	3,474,062
				140,876,487
Colorado–4.64%
Arkansas River Power Authority; Series 2006, RB (i)	5.88%	10/01/2026	1,565	1,876,873
Colorado (State of) Board of Governors; Series 2012 A, RB (c)	5.00%	03/01/2041	3,500	3,803,380
Colorado (State of) Educational & Cultural Facilities Authority (Academy of Charter Schools); Series 2004, RB (INS -SGI)(b)	5.50%	05/01/2036	5,000	5,014,050
Colorado (State of) Health Facilities Authority (Adventhealth Obligated); Series 2019, Ref. RB	4.00%	11/15/2043	1,255	1,404,006
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,480	1,770,864
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	2,115	2,278,659
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	1,055	1,246,504
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB (i)(j)	5.63%	06/01/2023	500	576,420
Series 2017, Ref. RB (i)(j)	5.00%	06/01/2027	745	936,994
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (c)	5.50%	01/01/2035	3,000	3,436,590
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	420	420,643
Series 2007 A, RB	5.30%	07/01/2037	650	650,773
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	1,170	1,282,999
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	$ 1,850	$ 1,898,063
Series 2010, RB	6.00%	01/15/2034	1,500	1,534,395
Series 2019, RB	6.00%	01/15/2041	700	716,051
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	545	582,414
Denver (City & County of), CO;
Series 2012 B, RB	5.00%	11/15/2037	2,500	2,738,425
Series 2013 A, RB (f)	5.25%	11/15/2043	3,000	3,370,260
Series 2018 A, Ref. RB (c)(f)	5.25%	12/01/2048	2,230	2,694,197
Series 2018 A-2, RB (g)	0.00%	08/01/2033	2,235	1,472,284
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	895	939,902
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. RB (e)	5.00%	12/15/2041	1,220	1,291,065
				41,935,811
Connecticut–0.48%
Connecticut (State of) (Bradley International Airport); Series 2000 A, RB (INS- ACA)(b)(f)	6.60%	07/01/2024	3,265	3,275,742
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB (f)	5.50%	04/01/2021	1,000	1,046,950
				4,322,692
District of Columbia–1.36%
District of Columbia; Series 2006 B-1, RB (INS -NATL)(b)	5.00%	02/01/2031	665	666,769
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	2,660	2,741,077
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. RB	5.00%	10/01/2053	8,315	8,881,750
				12,289,596
Florida–10.06%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	1,590	1,726,501
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,006,240
Broward (County of), FL;
Series 2012 A, RB (i)(j)	5.00%	10/01/2022	4,125	4,567,984
Series 2013 C, RB (i)(j)	5.25%	10/01/2023	3,000	3,447,090
Series 2015 A, RB (f)	5.00%	10/01/2045	1,770	2,012,667
Series 2017, RB (c)(f)	5.00%	10/01/2047	3,285	3,842,793
Series 2019 A, RB	4.00%	10/01/2043	3,385	3,836,694
Series 2019 B, RB (f)	4.00%	09/01/2049	1,060	1,151,202
Cape Coral (City of), FL; Series 2011, Ref. RB (i)(j)	5.00%	10/01/2021	870	931,709
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB (e)	6.00%	07/01/2045	315	343,249
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,612,021) (e)	7.75%	05/15/2035	1,650	1,570,008
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB	6.00%	04/01/2042	1,800	2,018,592
Escambia (County of), FL Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (i)	5.95%	07/01/2020	60	61,657
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,820	4,314,308
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (f)	5.13%	06/01/2027	1,080	1,138,072
Gainesville (City of), FL (Utilities System); Series 2019 A, RB	5.00%	10/01/2044	1,250	1,546,450
Greater Orlando Aviation Authority; Series 2019 A, RB (f)	5.00%	10/01/2049	2,565	3,084,156
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (f)	5.00%	10/01/2048	2,640	3,145,349
JEA; Series 2012 Three B, RB (c)	5.00%	10/01/2039	4,000	4,256,200
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB (i)(j)	5.00%	11/15/2021	1,895	2,032,596
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami Beach (City of), FL Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	$ 1,180	$ 1,309,965
Miami-Dade (County of), FL;
Series 2010, Ref. RB (i)(j)	5.00%	10/01/2020	1,000	1,032,370
Series 2012 A, Ref. RB (f)(i)(j)	5.00%	10/01/2022	2,580	2,845,663
Series 2012 A, Ref. RB	5.00%	10/01/2028	1,000	1,096,890
Series 2012 B, Ref. RB	5.00%	10/01/2032	1,450	1,587,721
Series 2012 B, Ref. RB	5.00%	10/01/2035	2,295	2,507,035
Series 2012 B, Ref. RB (INS -AGM)(b)	5.00%	10/01/2035	2,450	2,678,487
Series 2016 A, Ref. RB	5.00%	10/01/2041	3,535	4,161,331
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (c)	5.00%	04/01/2053	4,905	5,796,189
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, Ref. RB (INS -AGM)(b)	5.00%	07/01/2035	720	734,602
Series 2010 A, Ref. RB	5.00%	07/01/2040	5,000	5,101,700
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB (i)(j)	6.00%	08/01/2020	265	273,239
Series 2010, Ref. RB (i)(j)	6.13%	08/01/2020	605	624,306
Series 2010, Ref. RB	6.00%	08/01/2030	95	97,716
Series 2010, Ref. RB	6.13%	08/01/2042	220	226,248
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(f)(j)(k)	1.90%	11/01/2021	745	745,015
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB (f)	5.00%	10/01/2047	3,290	3,851,175
Overoaks Community Development District; Series 2010 A-2, RB (h)	6.13%	05/01/2035	140	141,597
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB (c)	5.00%	10/01/2031	4,650	4,950,390
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	1,065	1,261,929
Reunion East Community Development District;
Series 2005, RB (d)	5.80%	05/01/2036	197	2
Series 2015-2, RB	6.60%	05/01/2036	185	199,417
Sterling Hill Community Development District; Series 2003 A, RB (l)	6.20%	05/01/2035	965	607,731
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.13%	07/01/2034	1,000	1,101,680
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,715	1,915,912
				90,881,827
Georgia–4.25%
Atlanta (City of), GA;
Series 1999 A, RB (INS -NATL)(b)	5.50%	11/01/2022	3,000	3,252,870
Series 2010 A, RB (INS -AGM)(b)	5.00%	01/01/2035	2,000	2,006,060
Series 2015, Ref. RB (c)	5.00%	11/01/2040	10,040	11,632,545
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	3,840	4,069,133
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2049	2,115	2,346,867
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,340	1,452,614
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2020, Ref. RB	5.00%	07/01/2044	2,115	2,501,305
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042	1,255	1,466,154
Georgia (State of) Municipal Electric Authority; Series 1997 A, RB (INS -NATL)(b)	6.50%	01/01/2020	1,085	1,089,329
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 &4); Series 2019, RB	4.00%	01/01/2049	1,165	1,251,000
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	3,250	3,749,915
Main Street Natural Gas, Inc.; Series 2019 C, RB (j)	4.00%	09/01/2026	2,515	2,841,045
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.25%	10/01/2027	$ 455	$ 484,784
Series 2012 A, RB	5.00%	10/01/2032	250	261,992
				38,405,613
Hawaii–2.58%
Hawaii (State of);
Series 2010 A, RB	5.00%	07/01/2039	3,525	3,590,917
Series 2014 EO, GO Bonds	5.00%	08/01/2034	5,000	5,743,650
Series 2015 A, RB (f)	5.00%	07/01/2041	1,075	1,227,736
Series 2015 A, RB (f)	5.00%	07/01/2045	2,150	2,444,357
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, RB (i)(j)	5.63%	07/01/2020	1,000	1,025,690
Series 2010 B, RB (i)(j)	5.75%	07/01/2020	370	379,768
Series 2013 A, Ref. RB	5.50%	07/01/2043	3,000	3,338,430
Honolulu (City & County of), HI;
Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,098,360
Series 2015 A, Ref. RB (c)	5.00%	07/01/2030	3,775	4,454,878
				23,303,786
Idaho–0.31%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,100	1,150,116
Regents of the University of Idaho; Series 2011, Ref. RB (j)	5.25%	04/01/2021	1,550	1,624,943
				2,775,059
Illinois–18.45%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB (i)	5.60%	01/01/2023	1,250	1,251,413
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,325	1,495,912
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	535	600,891
Series 2007 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	01/01/2037	2,110	2,115,697
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	425	475,966
Series 2011 A, RB (i)(j)	5.25%	01/01/2022	2,400	2,599,872
Series 2011, COP	7.13%	05/01/2021	867	867,029
Series 2012 A, GO Bonds	5.00%	01/01/2033	2,125	2,229,826
Series 2012 A, GO Bonds (INS- BAM)(b)	5.00%	01/01/2033	2,485	2,619,140
Series 2012, RB	5.00%	01/01/2042	4,085	4,286,309
Series 2014, RB	5.00%	11/01/2044	1,105	1,219,942
Series 2014, Ref. RB (INS -AGM)(b)	5.00%	01/01/2031	1,400	1,543,234
Series 2015 A, GO Bonds	5.50%	01/01/2033	4,310	4,895,729
Series 2019 A, GO Bonds	5.50%	01/01/2035	450	546,894
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB (f)	5.50%	01/01/2031	4,000	4,445,440
Series 2014 A, Ref. RB (f)	5.00%	01/01/2041	1,575	1,739,666
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB (f)	5.00%	01/01/2030	4,320	4,610,736
Series 2013, RB	5.75%	01/01/2038	3,150	3,535,339
Series 2015 C, RB (f)	5.00%	01/01/2046	1,075	1,199,947
Series 2015 D, RB	5.00%	01/01/2046	755	853,127
Series 2017 D, RB	5.25%	01/01/2042	1,720	2,057,240
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	$ 1,610	$ 1,797,485
Series 2018 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	12/01/2032	880	1,052,286
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	885	1,022,901
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,275	1,373,889
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	2,215	2,552,500
Chicago (City of), IL Transit Authority;
Series 2011, RB (c)(m)	5.25%	12/01/2036	6,900	7,321,866
Series 2014, RB	5.00%	12/01/2044	4,735	5,244,439
Illinois (State of);
Series 2006, GO Bonds	5.50%	01/01/2030	1,305	1,591,382
Series 2012 A, GO Bonds	5.00%	01/01/2031	1,560	1,635,426
Series 2012, Ref. GO Bonds	5.00%	08/01/2021	1,330	1,396,620
Series 2013, GO Bonds (INS -BAM)(b)	5.50%	07/01/2038	3,025	3,328,680
Series 2014, GO Bonds	5.25%	02/01/2034	1,650	1,804,044
Series 2014, GO Bonds	5.00%	05/01/2035	1,880	2,042,620
Series 2014, GO Bonds	5.00%	05/01/2036	1,540	1,670,761
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,500	1,648,605
Series 2017 D, GO Bonds	5.00%	11/01/2024	2,005	2,234,492
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	2,630	2,772,783
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	745	805,047
Illinois (State of) Finance Authority (Art Institute of Chicago);
Series 2012, RB (i)(j)	5.00%	03/01/2022	5	5,422
Series 2012, RB	5.00%	03/01/2034	995	1,068,212
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,810	2,041,010
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,071,840
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	760	825,406
Series 2019 A, Ref. RB	5.00%	11/01/2040	775	828,591
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	3,015	3,372,278
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 B, RB	5.63%	05/15/2020	1,278	1,194,836
Series 2016, RB	2.00%	05/15/2055	299	9,000
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,001,010
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,610	2,953,554
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB (i)(j)	5.75%	02/15/2020	1,105	1,115,122
Series 2010 A, Ref. RB (i)(j)	6.00%	02/15/2020	2,750	2,776,510
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/2041	1,530	1,607,739
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	4,080	4,505,462
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS- AGM)(b)(g)	0.00%	12/15/2029	3,500	2,668,575
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010, RB (i)(j)	5.50%	06/15/2020	670	685,484
Series 2010, RB	5.50%	06/15/2050	2,080	2,107,373
Series 2012 A, RB	5.00%	06/15/2042	1,500	1,573,755
Series 2015 A, RB	5.50%	06/15/2053	1,500	1,669,185
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2031	1,530	1,722,520
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2032	1,395	1,567,952
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB (c)	5.00%	01/01/2038	$ 4,625	$ 5,048,743
Series 2014 C, RB (c)	5.00%	01/01/2039	6,240	7,093,632
Series 2015 A, RB (c)	5.00%	01/01/2040	3,000	3,443,010
Metropolitan Water Reclamation District of Greater Chicago; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	3,995	5,481,619
Peoria (County of), IL; Series 2011, GO Bonds (c)	5.00%	12/15/2041	3,900	4,032,561
Railsplitter Tobacco Settlement Authority; Series 2010, RB (i)(j)	5.50%	06/01/2021	6,030	6,415,679
Regional Transportation Authority;
Series 2002 A, RB (INS- NATL)(b)	6.00%	07/01/2029	1,460	1,977,395
Series 2018 B, RB	5.00%	06/01/2030	615	758,227
Series 2018 B, RB	5.00%	06/01/2040	2,935	3,498,960
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (c)	5.00%	01/01/2048	5,315	6,045,440
				166,651,277
Indiana–2.65%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031	3,625	3,871,392
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB (f)	5.00%	07/01/2048	730	791,057
Series 2013, RB (f)	5.00%	07/01/2040	6,405	6,981,706
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, RB	5.00%	06/01/2032	1,535	1,604,167
Series 2012 A, RB	5.00%	06/01/2039	3,265	3,409,966
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD RB (LOC - Barclays Bank PLC)(n)(o)	0.98%	11/01/2037	190	190,000
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB	5.25%	01/01/2038	2,000	2,244,700
Series 2016 A, Ref. RB	5.00%	01/01/2042	1,565	1,823,757
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (f)	5.88%	01/01/2024	835	908,939
Whiting (City of), IN (BP Products North America); Series 2019, Ref. RB (f)(j)	5.00%	06/05/2026	1,760	2,087,219
				23,912,903
Iowa–1.23%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB (e)	5.88%	12/01/2027	1,380	1,436,801
Series 2013, Ref. RB (j)	5.25%	12/01/2037	1,600	1,732,224
Series 2019, Ref. RB	3.13%	12/01/2022	745	754,670
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043	1,060	1,190,592
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, RB	5.50%	06/01/2042	2,170	2,170,369
Series 2005 C, RB	5.63%	06/01/2046	1,740	1,740,296
Series 2005 E, RB (g)	0.00%	06/01/2046	16,030	2,094,960
				11,119,912
Kansas–1.19%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009, RB (c)(i)	5.75%	11/15/2038	3,400	3,400,000
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	2,000	2,283,280
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,646,640
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	1,075,540
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,080	2,334,030
				10,739,490
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–2.60%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(j)(k)	2.50%	02/01/2025	$ 900	$ 916,866
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS -AGM)(b)	5.00%	12/01/2047	1,410	1,530,640
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,695	1,861,161
Series 2015 A, RB	5.00%	01/01/2045	1,250	1,366,813
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,600	1,855,104
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,285	1,446,846
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, RB (i)(j)	6.38%	06/01/2020	1,950	2,000,095
Series 2010 A, RB (i)(j)	6.50%	06/01/2020	4,550	4,669,437
Series 2010 B, Ref. RB (i)(j)	6.38%	06/01/2020	1,985	2,035,995
Kentucky (State of) Municipal Power Agency (Prarie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,350	1,435,117
Kentucky (State of) Public Energy Authority; Series 2018 C-1, RB (j)	4.00%	06/01/2025	1,890	2,094,403
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,125,040
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,130,240
				23,467,757
Louisiana–1.99%
Jefferson Sales Tax District; Series 2019 B, RB (INS -AGM)(b)	4.00%	12/01/2039	1,000	1,130,850
Lafayette (City of), LA Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking);
Series 2010, RB (i)(j)	5.25%	10/01/2020	550	568,700
Series 2010, RB (i)(j)	5.50%	10/01/2020	960	994,618
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB (e)	3.90%	11/01/2044	1,210	1,218,651
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (i)(j)	5.50%	05/15/2026	2,000	2,504,020
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,440	1,640,664
New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	06/01/2044	940	1,058,261
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 A, RB (INS -AGM)(b)	5.00%	10/01/2043	565	674,164
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB (j)	4.00%	06/01/2022	1,750	1,845,007
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030	1,085	1,108,968
Series 2013 A, Ref. RB	5.25%	05/15/2031	1,085	1,137,178
Series 2013 A, Ref. RB	5.25%	05/15/2032	2,065	2,223,117
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,735	1,865,923
				17,970,121
Maryland–0.88%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	480	536,755
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	980	1,136,241
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	2,015	2,259,843
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (i)(j)	5.75%	06/01/2020	1,815	1,856,128
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (i)(j)	5.38%	06/01/2020	930	949,363
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	$ 1,145	$ 1,258,217
				7,996,547
Massachusetts–2.97%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, RB	5.00%	01/01/2035	2,010	2,016,070
Massachusetts (State of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	1,000	1,078,390
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007, RB	5.00%	10/01/2032	195	195,599
Massachusetts (State of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	3,420	4,027,529
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	4,200	4,796,526
Massachusetts (State of) Development Finance Agency (Partners Healthcare);
Series 2012, RB (i)(j)	5.00%	07/01/2021	630	668,115
Series 2012, RB	5.00%	07/01/2031	600	633,540
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB (i)(j)	6.75%	01/01/2021	275	291,629
Series 2011 I, RB (i)(j)	7.25%	01/01/2021	1,050	1,118,628
Massachusetts (State of) Port Authority;
Series 2019 A, Ref. RB (f)	5.00%	07/01/2036	1,255	1,558,296
Series 2019 C, RB (f)	5.00%	07/01/2044	2,010	2,443,899
Massachusetts (State of) Port Authority (Bosfuel); Series 2019 A, Ref. RB (f)	4.00%	07/01/2044	1,000	1,094,320
Massachusetts (State of) School Building Authority; Series 2011 B, RB (c)	5.00%	10/15/2035	6,450	6,917,174
				26,839,715
Michigan–4.88%
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	830	935,634
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS -AGM)(b)(c)(m)	5.00%	07/01/2043	2,650	2,941,394
Lansing (City of), MI Board of Water & Light; Series 2011 A, RB	5.00%	07/01/2037	750	791,198
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (c)	5.00%	04/15/2041	3,650	4,304,007
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	2,360	2,700,100
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	2,115	2,422,077
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	1,045	1,260,448
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. RB	5.00%	07/01/2044	1,585	1,701,925
Series 2014 C-3, Ref. RB (INS -AGM)(b)	5.00%	07/01/2033	2,000	2,281,260
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	790	899,233
Series 2014 D-2, Ref. RB (INS -AGM)(b)	5.00%	07/01/2028	2,000	2,321,000
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	790	912,268
Series 2015, Ref. RB	5.00%	07/01/2035	1,610	1,860,693
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB	5.00%	06/01/2039	2,885	3,224,247
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB (c)	5.00%	12/01/2046	4,935	5,793,591
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB (f)	5.00%	06/30/2033	1,000	1,230,490
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	4,160	4,182,672
Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS -NATL)(b)	6.95%	09/01/2022	1,000	1,148,900
Oakland University; Series 2012, RB	5.00%	03/01/2042	3,000	3,179,370
				44,090,507
Minnesota–0.31%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	385	403,857
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	527,345
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	$ 1,575	$ 1,906,821
				2,838,023
Mississippi–0.98%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 I, VRD IDR (n)	0.95%	11/01/2035	6,875	6,875,000
West Rankin Utility Authority; Series 2018, RB (INS -AGM)(b)	5.00%	01/01/2048	1,715	1,996,654
				8,871,654
Missouri–1.68%
Kansas (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,545,981
Kansas (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 A, RB (f)	5.00%	03/01/2044	1,270	1,518,882
Series 2019 B, RB (f)	5.00%	03/01/2046	2,120	2,528,206
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2024	1,175	1,257,791
Series 2011 A, Ref. RB	5.50%	09/01/2025	305	326,435
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,470,893
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	645	718,001
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2010, RB	5.50%	02/01/2042	1,325	1,333,917
Series 2019 A, RB	5.00%	02/01/2034	420	477,229
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,655	2,986,716
				15,164,051
Nebraska–1.69%
Central Plains Energy Project (No. 3);
Series 2012, RB (p)	5.00%	09/01/2032	5,500	5,958,315
Series 2012, RB (p)	5.00%	09/01/2042	2,000	2,167,780
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,100,470
Omaha (City of), NE Public Power District; Series 2011 B, RB (c)	5.00%	02/01/2036	5,775	6,036,088
				15,262,653
Nevada–0.53%
Clark (County of), NV (Las Vegas-McCarran International Airport);
Series 2010 A, RB	5.13%	07/01/2034	500	501,560
Series 2010 A, RB (INS -AGM)(b)	5.25%	07/01/2039	1,000	1,003,210
Las Vegas Valley Water District; Series 2012 B, GO Bonds	5.00%	06/01/2042	3,000	3,241,110
				4,745,880
New Jersey–6.02%
Garden State Preservation Trust; Series 2005 A, RB (INS -AGM)(b)	5.75%	11/01/2028	1,165	1,459,361
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS -NATL)(b)	5.90%	03/15/2021	10,880	11,319,770
Series 2005 N-1, Ref. RB (INS -NATL)(b)(c)(m)	5.50%	09/01/2022	4,790	5,290,938
Series 2017 DDD, RB	5.00%	06/15/2032	1,270	1,466,914
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB (f)	5.00%	10/01/2037	1,215	1,409,254
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing);
Series 2010 A, RB (i)(j)	5.75%	06/01/2020	440	450,195
Series 2010 A, RB (i)(j)	5.88%	06/01/2020	2,100	2,149,938
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(k)	2.70%	03/01/2028	$ 500	$ 501,865
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB (f)	5.50%	01/01/2027	1,200	1,375,896
Series 2013, RB (f)	5.00%	01/01/2028	1,000	1,124,920
Series 2013, RB (f)	5.38%	01/01/2043	1,000	1,118,610
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB (f)	5.00%	12/01/2024	1,410	1,637,052
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 C, RB	5.25%	06/15/2032	1,875	2,136,412
Series 2011 A, RB	5.50%	06/15/2041	3,000	3,146,040
Series 2011 B, RB	5.50%	06/15/2031	1,345	1,418,235
Series 2018 A, Ref. RB	5.00%	12/15/2024	500	578,975
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,570	1,839,679
Series 2018 A, Ref. RN (c)(m)	5.00%	06/15/2029	2,015	2,358,356
Series 2018 A, Ref. RN (c)(m)	5.00%	06/15/2030	940	1,095,147
Series 2018 A, Ref. RN (c)(m)	5.00%	06/15/2031	955	1,109,309
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,285	1,510,710
New Jersey (State of) Turnpike Authority; Series 2013 A, RB (i)(j)	5.00%	07/01/2022	4,300	4,727,334
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (f)	5.00%	12/01/2023	1,370	1,472,421
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.25%	06/01/2046	3,190	3,701,166
				54,398,497
New Mexico–0.54%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (j)	5.20%	06/01/2020	1,000	1,017,710
Series 2010 C, Ref. PCR	5.90%	06/01/2040	3,250	3,321,533
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	500	550,350
				4,889,593
New York–17.10%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (i)(j)	6.25%	01/15/2020	2,150	2,163,051
Series 2009, RB (i)(j)	6.38%	01/15/2020	1,900	1,911,799
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,450	3,450,656
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS -AGM)(b)	4.00%	02/15/2047	4,195	4,622,806
Long Island (City of), NY Power Authority;
Series 2011 A, RB (i)(j)	5.00%	05/01/2021	1,045	1,103,875
Series 2014 A, Ref. RB	5.00%	09/01/2044	4,130	4,680,116
Metropolitan Transportation Authority;
Series 2013 A, RB	5.00%	11/15/2038	2,325	2,570,474
Series 2016 B, Ref. RB	5.00%	11/15/2037	2,695	3,174,117
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032	1,500	1,513,320
Series 2014 A, RB	6.70%	01/01/2049	1,500	1,483,215
Series 2014 C, RB (d)	2.00%	01/01/2049	1,081	175,727
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB (c)(f)	5.00%	09/15/2028	4,175	5,215,201
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB (INS -NATL)(b)(f)	5.75%	12/01/2025	3,000	3,114,540
Series 2010 8, RB	6.00%	12/01/2036	2,700	2,830,383
New York (City of), NY;
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2031	1,200	1,293,096
Series 2014 I-2, VRD GO Bonds (n)	0.95%	03/01/2040	900	900,000
Series 2019 B-1, GO Bonds	4.00%	10/01/2039	785	897,600
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Municipal Water Finance Authority;
Series 2010 FF, RB	5.00%	06/15/2031	$10,500	$ 10,717,665
Series 2012 FF, RB (c)	5.00%	06/15/2045	7,335	7,937,571
Subseries 2012 A-1, VRD RB (n)	0.98%	06/15/2044	600	600,000
New York (City of), NY Transitional Finance Authority;
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	1,565	1,944,935
Subseries 2009 A-1, RB (c)	5.00%	05/01/2030	510	510,000
New York (City of), NY Water & Sewer System; Series 2019 EE-2, Ref. RB (c)	4.00%	06/15/2040	3,555	4,050,425
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	4,010	4,817,694
New York (State of) Dormitory Authority;
Series 2018 E, RB (c)	5.00%	03/15/2045	7,240	8,812,456
Series 2019 A, RB	5.00%	10/01/2033	1,000	1,234,000
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS -AMBAC)(b)	5.50%	05/15/2028	600	786,354
Series 2005 A, RB (INS -AMBAC)(b)	5.50%	05/15/2029	505	674,958
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB (c)	5.00%	03/15/2030	4,125	4,323,825
Series 2013 A, RB	5.00%	02/15/2037	9,400	10,394,426
Series 2014 C, RB (c)	5.00%	03/15/2040	6,985	7,932,934
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,570	1,976,724
New York (State of) Metropolitan Transportation Authority; Subseries 2015 A-2, RB (SIFMA Municipal Swap Index + 0.58%)(j)(k)	1.68%	06/01/2020	740	740,089
New York (State of) Thruway Authority;
Series 2011 A-1, RB (c)	5.00%	04/01/2029	6,855	7,204,194
Series 2019 B, RB	4.00%	01/01/2045	1,695	1,896,908
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB (c)	5.00%	12/15/2031	2,400	2,747,016
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (e)	5.00%	11/15/2044	6,745	7,452,618
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	2,360	2,532,469
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB (f)	5.00%	08/01/2031	2,140	2,236,985
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (f)	5.00%	01/01/2031	4,250	5,093,710
Series 2018, RB (f)	4.00%	01/01/2036	1,910	2,078,749
Series 2018, RB (f)	5.00%	01/01/2036	1,465	1,731,191
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (f)	5.00%	07/01/2046	2,250	2,485,080
Series 2016 A, RB (f)	5.25%	01/01/2050	4,100	4,564,079
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	2,195	2,251,433
Triborough Bridge and Tunnel Authority; Series 1992 Y, RB (i)	6.13%	01/01/2021	395	402,311
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2048	3,270	3,245,442
				154,476,217
North Carolina–2.76%
Charlotte-Mecklenburg Hospital Authority (The); Series 2007 B, Ref. VRD RB (n)	0.92%	01/15/2038	2,000	2,000,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (f)	5.00%	06/30/2054	3,015	3,336,218
North Carolina (State of) Turnpike Authority;
Series 2011, RB (c)	5.00%	07/01/2036	1,875	1,976,475
Series 2011, RB (c)	5.00%	07/01/2041	3,320	3,493,304
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB (c)	5.00%	10/01/2055	12,175	14,125,191
				24,931,188
North Dakota–0.82%
McLean (County of), ND (Great River Energy); Series 2010 B, RB	5.15%	07/01/2040	1,500	1,524,720
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–(continued)
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	$ 2,745	$ 3,109,152
Series 2017 C, RB	5.00%	06/01/2048	2,445	2,751,163
				7,385,035
Ohio–6.54%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	1,075	1,256,213
Allen (County of), OH (Catholic Health Partners); Series 2012 A, Ref. RB	5.00%	05/01/2042	500	534,100
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	1,770	1,983,126
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,750	4,013,400
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	675	776,453
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, RB	5.75%	06/01/2034	325	325,562
Series 2007 A-2, RB	5.88%	06/01/2047	9,720	9,770,058
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,410	1,487,085
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	2,145	2,491,117
Franklin (County of), OH (OhioHealth Corp.);
Series 2011 A, RB (c)	5.00%	11/15/2036	3,310	3,519,424
Series 2011 A, RB (c)	5.00%	11/15/2041	1,500	1,589,850
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	1,320	1,480,367
Hamilton (County of), OH (Christ Hospital); Series 2012, RB	5.25%	06/01/2032	3,250	3,521,018
Hamilton (County of), OH (Cincinnati Childrens Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,590	2,325,645
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	1,885	2,095,196
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	3,125	3,636,062
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB (i)(j)	6.25%	06/01/2021	960	1,031,885
Lucas (County of), OH (ProMedica Healthcare System);
Series 2011 A, RB (i)(j)	5.75%	11/15/2021	2,000	2,176,080
Series 2018 A, Ref. RB	5.25%	11/15/2048	2,125	2,455,459
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (e)	6.00%	04/01/2038	1,910	2,126,651
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS -AGM)(b)(f)	5.00%	12/31/2039	1,020	1,159,067
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	1,000	1,000,000
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB (f)(j)	2.60%	10/01/2029	1,000	1,003,130
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (e)(f)	4.25%	01/15/2038	745	803,825
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, RB (i)(j)	5.75%	05/15/2020	1,000	1,020,400
Series 2010, RB	5.75%	11/15/2035	1,725	1,758,068
Series 2010, RB	5.75%	11/15/2040	395	402,185
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, RB	5.25%	02/15/2033	3,000	3,346,110
				59,087,536
Oklahoma–2.03%
Edmond Public Works Authority;
Series 2017, RB (c)	5.00%	07/01/2042	3,450	4,109,951
Series 2017, RB (c)	5.00%	07/01/2047	3,375	3,992,996
McAlester (City of), OK Public Works Authority;
Series 2002, RB (INS -AGM)(b)(g)	0.00%	02/01/2031	1,000	776,750
Series 2002, RB (INS -AGM)(b)(g)	0.00%	02/01/2034	3,970	2,752,361
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	2,760	3,283,268
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB	5.00%	08/01/2052	2,470	1,401,725
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,595	1,749,237
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Tulsa (City of), OK Airports Improvement Trust; Series 2000 A, RB (f)(i)	6.00%	06/01/2020	$ 245	$ 250,535
				18,316,823
Oregon–0.19%
Portland (Port of), OR (Portland International Airport); Series 2019 Twenty-Five B, RB (f)	5.00%	07/01/2044	1,400	1,691,592
Pennsylvania–3.67%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,900	2,225,945
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing); Series 2017 C, RB	5.00%	05/15/2037	1,000	1,121,170
Delaware River Port Authority; Series 2010 D, RB (i)(j)	5.00%	01/01/2020	1,450	1,454,437
Franklin (County of), PA Industrial Development Authority (Chambersburg Hospital); Series 2010, RB (i)(j)	5.38%	07/01/2020	2,700	2,765,637
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2022	750	804,443
Pennsylvania (State of) Turnpike Commission;
Series 2014 A, RB (h)	4.75%	12/01/2037	1,260	1,319,434
Series 2018 A-2, RB	5.00%	12/01/2048	1,515	1,828,514
Series 2018 B, RB	5.25%	12/01/2048	1,490	1,810,812
Subseries 2010 B-2, RB (h)(i)(j)	5.75%	12/01/2020	3,600	3,764,376
Subseries 2010 B-2, RB (h)(i)(j)	6.00%	12/01/2020	2,200	2,305,644
Subseries 2014 A-2, RB (h)	5.13%	12/01/2039	2,500	2,498,650
Subseries 2017 B-1, RB	5.25%	06/01/2047	3,000	3,561,210
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,390	1,644,537
Series 2017 B, Ref. RB (f)	5.00%	07/01/2047	3,690	4,298,813
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	1,075	1,235,992
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. RB (INS -AGM)(b)	5.00%	02/01/2031	500	511,105
				33,150,719
Puerto Rico–2.59%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	4,370	4,447,349
Series 2002, RB	5.63%	05/15/2043	1,890	1,923,453
Series 2005 A, RB (g)	0.00%	05/15/2050	7,500	1,070,250
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2033	930	998,606
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2035	815	874,528
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS -NATL)(b)	5.25%	07/01/2032	975	1,047,247
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2034	1,525	1,719,773
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2036	1,350	1,519,641
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS -NATL)(b)	6.00%	07/01/2024	2,560	2,633,242
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (g)	0.00%	07/01/2027	570	454,108
Series 2018 A-1, RB (g)	0.00%	07/01/2029	1,890	1,400,055
Series 2018 A-1, RB (g)	0.00%	07/01/2033	2,685	1,705,619
Series 2018 A-1, RB	4.50%	07/01/2034	940	1,004,775
Series 2018 A-1, RB	4.75%	07/01/2053	635	657,130
Series 2019 A-2, RB	4.33%	07/01/2040	1,905	1,935,937
				23,391,713
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–0.12%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	$ 1,000	$ 1,123,780
South Carolina–1.81%
Piedmont Municipal Power Agency; Series 2011 C, Ref. RB (INS -AGC)(b)	5.75%	01/01/2034	1,590	1,693,906
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,000	1,060,690
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (i)(j)	5.25%	08/01/2023	2,000	2,285,380
South Carolina (State of) Ports Authority; Series 2015, RB (f)(i)(j)	5.25%	07/01/2025	4,080	4,919,950
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	1,510	1,697,889
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/2033	4,650	4,737,188
				16,395,003
South Dakota–0.48%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	2,065	2,312,056
Series 2015, Ref. RB	5.00%	11/01/2045	1,825	2,070,846
				4,382,902
Tennessee–0.49%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. RB	5.00%	07/01/2036	2,200	2,624,270
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, RB (i)(j)	5.25%	11/01/2021	525	565,877
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2036	1,000	1,217,800
				4,407,947
Texas–17.26%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	2,400	2,637,120
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,125	2,371,160
Dallas-Fort Worth (Cities of), TX International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2034	7,000	7,227,290
Series 2013 A, RB (f)	5.00%	11/01/2030	2,250	2,463,885
Fort Bend (County of), TX Grand Parkway Toll Road Authority; Series 2012, RB	5.00%	03/01/2042	1,500	1,613,925
Harris (County of), TX Metropolitan Transit Authority; Series 2011 A, RB (c)	5.00%	11/01/2036	1,695	1,808,751
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, RB (i)(j)	5.00%	12/01/2019	1,650	1,650,000
Houston (City of), TX;
Series 2002 A, RB (INS -AGM)(b)(f)	5.13%	07/01/2032	1,365	1,369,655
Series 2011 D, RB (c)	5.00%	11/15/2031	1,920	2,065,229
Series 2011 D, RB (c)	5.00%	11/15/2033	9,080	9,766,811
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (f)	5.00%	07/15/2020	1,075	1,097,586
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (f)	4.75%	07/01/2024	2,820	3,062,012
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (e)	5.50%	08/15/2045	1,690	1,829,121
Lower Colorado River Authority;
Series 2012-A, Ref. RB (i)(j)	5.00%	05/15/2022	10	10,908
Series 2012-A, Ref. RB	5.00%	05/15/2036	3,795	4,100,460
Series 2019, Ref. RB	5.00%	05/15/2037	1,620	1,947,596
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2011 A, Ref. RB	5.00%	05/15/2041	1,250	1,312,438
Series 2018, Ref. RB	5.00%	05/15/2043	2,485	2,997,009
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	265	298,711
Series 2018, Ref. RB	5.00%	10/01/2027	1,735	1,966,969
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2036	$ 1,220	$ 1,266,311
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, RB (INS -AGM)(b)	5.00%	04/01/2046	3,545	3,916,941
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	1,420	1,537,803
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	5.00%	07/01/2047	1,000	1,055,420
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS -AGC)(b)(g)	0.00%	01/01/2028	4,100	3,503,245
Series 2011 A, RB (c)	5.50%	09/01/2036	4,470	4,803,149
Series 2015 B, Ref. RB (c)(m)	5.00%	01/01/2040	12,520	13,736,193
San Antonio (City of), TX; Series 2013, RB	5.00%	02/01/2038	3,310	3,700,878
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS -AGM)(b)	5.00%	10/01/2032	485	486,271
Series 2011, RB (INS -AGM)(b)	5.00%	10/01/2037	525	526,386
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB (c)	5.00%	02/15/2047	4,385	5,102,474
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,420	2,638,163
Series 2016, Ref. RB	5.00%	05/15/2045	2,480	2,674,531
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB (d)	5.63%	12/31/2049	1,000	700,000
Series 2007, RB (d)	5.75%	12/31/2049	695	486,500
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	315	315,501
Series 2017A, RB	6.38%	02/15/2048	2,460	2,726,443
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	5,350	6,285,287
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	2,145	2,514,176
Series 2019, RB (g)	0.00%	08/01/2044	3,500	1,202,495
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB	5.00%	08/15/2041	3,505	3,785,014
Series 2015 B, Ref. RB (g)	0.00%	08/15/2036	4,405	2,300,423
Series 2015 B, Ref. RB (g)	0.00%	08/15/2037	1,490	742,348
Series 2015 C, Ref. RB	5.00%	08/15/2042	6,770	7,655,787
Texas (State of) Water Development Board; Series 2017 A, RB	4.00%	10/15/2035	1,765	2,006,452
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	5,855	6,814,049
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2028	3,085	3,358,732
Series 2012, RB	5.00%	12/15/2029	3,975	4,319,155
Series 2012, RB	5.00%	12/15/2031	4,515	4,892,454
Series 2012, RB	5.00%	12/15/2032	1,495	1,617,560
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (f)	5.00%	12/31/2055	1,450	1,614,227
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, RB	6.88%	12/31/2039	2,820	2,832,634
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB (f)	7.00%	12/31/2038	1,850	2,164,518
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	690	711,569
University of Houston; Series 2008, Ref. RB (INS -AGM)(b)(c)	5.00%	02/15/2033	351	351,990
				155,941,715
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–1.23%
Salt Lake (City of), UT;
Series 2017 A, RB (c)(f)	5.00%	07/01/2047	$ 3,430	$ 4,001,061
Series 2018 A, RB (f)	5.00%	07/01/2048	1,560	1,846,307
Series 2018 A, RB (f)	5.25%	07/01/2048	2,085	2,516,407
Utah (County of), UT; Series 2016 B, RB (c)	4.00%	05/15/2047	2,575	2,738,101
				11,101,876
Virgin Islands–0.36%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	725	729,589
Series 2010 A, RB	5.00%	10/01/2029	2,500	2,510,950
				3,240,539
Virginia–2.23%
Virginia (State of) Commonwealth Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,675	1,859,485
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, RB (f)	5.00%	01/01/2040	2,980	3,169,796
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB (f)	6.00%	01/01/2037	1,015	1,121,626
Series 2012, RB (f)	5.50%	01/01/2042	4,490	4,878,116
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB (f)	5.00%	07/01/2034	4,005	4,272,774
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (f)	5.00%	12/31/2056	4,240	4,829,190
				20,130,987
Washington–5.22%
Bellevue (City of), WA Convention Center Authority (Compound Interest); Series 1994, Ref. RB (INS -NATL)(b)(g)	0.00%	02/01/2025	9,850	8,954,142
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB (f)	5.50%	07/01/2026	975	1,036,445
Kalispel Tribe of Indians; Series 2018 A, RB (e)	5.25%	01/01/2038	1,680	1,905,490
Seattle (Port of), WA;
Series 2012 A, Ref. RB	5.00%	08/01/2030	3,780	4,132,296
Series 2019, RB (f)	5.00%	04/01/2044	1,880	2,252,860
Washington (State of);
Series 2004 F, GO Bonds (INS -AMBAC)(b)(g)	0.00%	12/01/2029	2,120	1,746,477
Series 2019 A, GO Bonds (c)	5.00%	08/01/2042	2,380	2,914,857
Washington (State of) (SR 520 Corridor Program –Toll Revenue);
Series 2011 C, GO Bonds (c)	5.00%	06/01/2033	2,050	2,169,126
Series 2011 C, GO Bonds (c)	5.00%	06/01/2041	585	618,994
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,490	1,794,332
Series 2018, RB (c)	5.00%	07/01/2048	5,310	6,347,680
Series 2018, RB	5.00%	07/01/2048	1,060	1,249,189
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB (e)	11.55%	08/01/2044	1,535	2,355,780
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/2041	3,630	3,787,651
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (i)(j)	6.25%	05/15/2021	1,325	1,422,282
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2037	1,000	1,069,320
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2032	3,250	3,408,177
				47,165,098
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–0.14%
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB (d)	6.00%	10/01/2020	$ 665	$ 389,025
Series 2008, RB (d)	6.25%	10/01/2023	1,450	848,250
				1,237,275
Wisconsin–2.82%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (e)	6.75%	08/01/2031	1,155	1,375,940
Series 2017, RB (e)	6.75%	12/01/2042	2,695	3,187,727
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB (c)	5.00%	03/01/2046	4,745	5,424,152
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (e)	5.13%	06/15/2039	790	810,919
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. RB (i)	5.50%	12/15/2020	1,500	1,568,100
Superior (City of), WI (Superior Water, Light & Power Co.);
Series 2007 A, Ref. RB (f)	5.38%	11/01/2021	600	601,866
Series 2007 B, RB (f)	5.75%	11/01/2037	535	536,653
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,181,350
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB (i)(j)	5.00%	08/15/2022	1,600	1,761,920
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (e)	6.38%	01/01/2048	835	869,327
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	2,120	2,481,015
Series 2018 A, RB	5.35%	12/01/2045	2,120	2,474,570
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,110	1,244,121
				25,517,660
Wyoming–0.36%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS -BAM)(b)(c)	5.00%	01/01/2047	2,790	3,250,545
TOTAL INVESTMENTS IN SECURITIES(q)–164.37% (Cost $1,391,409,944)					1,485,026,306
FLOATING RATE NOTE OBLIGATIONS–(23.89)%
Notes with interest and fee rates ranging from 1.58% to 2.02% at 11/30/2019 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(r)					(215,810,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(40.69)%					(367,583,867)
OTHER ASSETS LESS LIABILITIES–0.21%					1,838,942
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$903,471,381
Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to TOB Trusts entered into by the Trust.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2019 was $3,747,296, which represented less than 1% of the Trust’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $47,259,221, which represented 5.23% of the Trust’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Zero coupon bond issued at a discount.
(h)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $22,547,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(n)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2019.
(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)	Security subject to crossover refunding.
(q)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2019. At November 30, 2019, the Trust’s investments with a value of $332,359,524 are held by TOB Trusts and serve as collateral for the $215,810,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,484,418,575	$607,731	$1,485,026,306
Invesco Municipal Opportunity Trust